LEGG MASON PARTNERS VARIABLE EQUITY TRUST

LEGG MASON PARTNERS VARIABLE INCOME TRUST

Supplement Dated March 26, 2009

to the Statements of Additional Information

to the funds listed below in Schedule A

Unless otherwise noted, effective close of business on April 3, 2009 the following information supersedes and replaces any contrary information in the funds’ Statement of Additional Information:

Transfer Agent

Boston Financial Data Services, Inc. (the “transfer agent”), located at 2 Heritage Drive, North Quincy, Massachusetts 02171, serves as the fund’s transfer agent. Under the transfer agency agreement, the transfer agent maintains the shareholder account records for the fund, handles certain communications between shareholders and the fund and distributes dividends and distributions payable by the fund. For these services, the transfer agent receives a monthly fee computed on the basis of the number of shareholder accounts it maintains for the fund during the month, and is reimbursed for out-of-pocket expenses.

Schedule A

Legg Mason Partners Variable Equity Trust

Legg Mason Partners Variable Aggressive Growth Portfolio

Legg Mason Partners Variable Appreciation Portfolio

Legg Mason Partners Variable Capital Portfolio

Legg Mason Partners Variable Capital and Income Portfolio

Legg Mason Partners Variable Dividend Strategy Portfolio

Legg Mason Partners Variable Equity Index Portfolio

Legg Mason Partners Variable Fundamental Value Portfolio

Legg Mason Partners Variable Global Equity Portfolio

Legg Mason Partners Variable International All Cap Opportunity Portfolio

Legg Mason Partners Variable Investors Portfolio

Legg Mason Partners Variable Large Cap Growth Portfolio

Legg Mason Partners Variable Lifestyle Allocation 50%

Legg Mason Partners Variable Lifestyle Allocation 70%

Legg Mason Partners Variable Lifestyle Allocation 85%

Legg Mason Partners Variable Mid Cap Core Portfolio

Legg Mason Partners Variable Small Cap Growth Portfolio

Legg Mason Partners Variable Social Awareness Portfolio

Legg Mason Partners Variable Income Trust

Legg Mason Partners Variable Adjustable Rate Income Portfolio

Legg Mason Partners Variable Diversified Strategic Income Portfolio

Legg Mason Partners Variable Global High Yield Bond Portfolio

Legg Mason Partners Variable High Income Portfolio

Legg Mason Partners Variable Money Market Portfolio

Legg Mason Partners Variable Strategic Bond Portfolio

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